Stockholders' (Deficit) Equity (Details) - USD ($)			9 Months Ended		12 Months Ended
	Dec. 14, 2023	Apr. 19, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Aug. 28, 2024
Stockholders' (Deficit) Equity [Line Items]
Price per share (in Dollars per share)									$ 0.481
Net proceeds from offering (in Dollars)				$ 6,432,000	$ 6,431,612
Maestro Health LLC
Stockholders' (Deficit) Equity [Line Items]
(in Dollars)		$ 2,294,751
Percentage of payment on net proceeds of offering until such time as purchase price paid in full		35.00%
Common Stock [Member]
Stockholders' (Deficit) Equity [Line Items]
Number of shares issued				1,850,000	1,850,000	[1]
Shares issued to vendors in exchange for services				25,000	25,000	[1]	9,375	[1]
Public Offering [Member]
Stockholders' (Deficit) Equity [Line Items]
Number of shares issued		1,850,000
Price per share (in Dollars per share)		$ 4
Net proceeds from offering (in Dollars)		$ 6,400,000
Public Offering [Member] | Common Stock [Member]
Stockholders' (Deficit) Equity [Line Items]
Net proceeds from offering (in Dollars)		$ 7,400,000
Private Placement [Member]
Stockholders' (Deficit) Equity [Line Items]
Common stock, shares issued	150,000

[1]	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the consolidated financial statements.